Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 24, 2026
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2026
On June 18, 2026, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about August 21, 2026 (the Effective Date). As a result, from the Effective Date, Conestoga Capital Advisors, LLC (Conestoga) no longer serves as a subadviser to the Fund. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the heading “Principal Investment Strategies” in the Summary Prospectus and in both the “Summary of the Fund” and “More Information About the Fund” sections of the Prospectus between the fifth and last paragraph is hereby superseded and replaced with the following:
The Fund may also invest in exchange-traded funds (ETFs), including pending the engagement of one or more additional subadvisers.
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), J.P. Morgan Investment Management Inc. (JPMIM) and Jacobs Levy Equity Management, Inc. (Jacobs Levy). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.

S000036206 [Member]
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 24, 2026
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2026
On June 18, 2026, the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about August 21, 2026 (the Effective Date). As a result, from the Effective Date, Conestoga Capital Advisors, LLC (Conestoga) no longer serves as a subadviser to the Fund. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the heading “Principal Investment Strategies” in the Summary Prospectus and in both the “Summary of the Fund” and “More Information About the Fund” sections of the Prospectus between the fifth and last paragraph is hereby superseded and replaced with the following:
The Fund may also invest in exchange-traded funds (ETFs), including pending the engagement of one or more additional subadvisers.
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), J.P. Morgan Investment Management Inc. (JPMIM) and Jacobs Levy Equity Management, Inc. (Jacobs Levy). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.